Shareholder Report, Average Annual Return (Details)		12 Months Ended	60 Months Ended	88 Months Ended	90 Months Ended	120 Months Ended
		Jul. 31, 2024	Jul. 31, 2024	Jul. 31, 2024 [3]	Jul. 31, 2024 [2]	Jul. 31, 2024
The Tax-Exempt Fund of California® (Class F-3) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		The Tax-Exempt Fund of California — Class F-3
Average Annual Return, Percent	[1]	5.79%	1.45%		2.66%
The Tax-Exempt Fund of California® (Class F-2) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		The Tax-Exempt Fund of California — Class F-2
Average Annual Return, Percent	[1]	5.69%	1.36%			2.61%
The Tax-Exempt Fund of California® (Class F-1) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		The Tax-Exempt Fund of California — Class F-1
Average Annual Return, Percent	[1]	5.39%	1.08%			2.34%
The Tax-Exempt Fund of California® (Class T) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		The Tax-Exempt Fund of California — Class T (with sales charge)
Average Annual Return, Percent	[1]	3.15%	0.93%	2.14%
The Tax-Exempt Fund of California® (Class C) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		The Tax-Exempt Fund of California — Class C (with sales charge)
Average Annual Return, Percent	[1]	3.68%	0.42%			1.82%
The Tax-Exempt Fund of California® (Class A) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		The Tax-Exempt Fund of California — Class A (with sales charge)
Average Annual Return, Percent	[1]	1.52%	0.41%			2.07%
Without Sales Load [Member] | The Tax-Exempt Fund of California® (Class T) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		The Tax-Exempt Fund of California — Class T (without sales charge)
Average Annual Return, Percent	[1]	5.80%	1.43%	2.49%
Without Sales Load [Member] | The Tax-Exempt Fund of California® (Class C) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		The Tax-Exempt Fund of California — Class C (without sales charge)
Average Annual Return, Percent	[1]	4.68%	0.42%			1.82%
Without Sales Load [Member] | The Tax-Exempt Fund of California® (Class A) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		The Tax-Exempt Fund of California — Class A (without sales charge)
Average Annual Return, Percent	[1]	5.49%	1.18%			2.45%
Bloomberg Municipal Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Municipal Bond Index
Average Annual Return, Percent	[4]	3.74%	1.18%	2.24%	2.39%	2.47%
Bloomberg California Municipal Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg California Municipal Index
Average Annual Return, Percent	[4]	3.55%	1.12%	2.21%	2.34%	2.43%

[1]	Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
[2]	Class F-3 shares were first offered on January 27, 2017.
[3]	Class T shares were first offered on April 7, 2017.
[4]	Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.